Off-Balance Sheet Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Financial instrument commitments	$ 121,421	$ 113,117
Commitments to grant loans [Member]
Loss Contingencies [Line Items]
Financial instrument commitments	45,246	44,970
Unfunded commitments under lines of credit [Member]
Loss Contingencies [Line Items]
Financial instrument commitments	71,906	62,228
Standby letters of credit [Member]
Loss Contingencies [Line Items]
Financial instrument commitments	$ 4,269	$ 5,919